Supplementary Data - Reserves of Oil and Gas (unaudited): Results of Operations for Oil and Gas Producing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Results of Operations for Oil and Gas Producing Activities

	Australia	U.S.	TOTAL

Sales of oil and gas	$89,332	$1,021	$90,353
Production costs (including taxes)	(11,028)	-	(11,028)
Depletion	(18,344)	-	(18,344)
Results of operations from producing activities (excluding corporate overhead)	$59,960	$1,021	$60,981